GOF P5 07/17

SUPPLEMENT DATED JULY 14, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

FRANKLIN FUND ALLOCATOR SERIES

Franklin Founding Funds Allocation Fund

Franklin Corefolio Allocation Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Emerging Markets Small Cap Fund

Templeton Emerging Markets Balanced Fund

TEMPLETON INCOME TRUST

Templeton International Bond Fund

FRANKLIN TAX-FREE TRUST

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Ultra-Short Tax-Free Income Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Franklin Strategic Mortgage Portfolio

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Intermediate-Term Tax-Free Income Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Templeton Global Currency Fund

The prospectus is amended as follows:

Effective on or about August 1, 2017, it is anticipated that the Funds listed above will begin offering Class R6 shares.  Each Fund’s prospectus and statement of additional information will be amended or supplemented in connection with the additional share class effective on or about August 1, 2017.

Please keep this supplement with your prospectus for future reference.

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